OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total finance income	$ 45	$ 32	$ 5
Total finance cost	(196)	(185)	(364)
Result from repurchase of CB	(2)	10	(1)
Total other financial results	230	211	558
Financial results, net	79	58	199
Financial Income [Member]
IfrsStatementLineItems [Line Items]
Financial interest	17	9	2
Other interest	28	23	3
Finance Costs [Member]
IfrsStatementLineItems [Line Items]
Financial interests	(139)	(145)	(304)
Commercial interest		(1)	(1)
Fiscal interest	(50)	(28)	(47)
Other interests		(6)	(4)
Bank and other financial expenses	(7)	(5)	(8)
Other Finance Income Cost [Member]
IfrsStatementLineItems [Line Items]
Foreign currency exchange difference, net	29	(11)	123
Changes in the fair value of financial instruments	202	239	444
(Losses) Gains from present value measurement	(3)	(7)	(10)
Result from repurchase of CB	$ 2	$ (10)	$ 1